Derivatives - Summary of Hedging Instruments by Term to Maturity (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of hedging instruments by term to maturity [line items]
Notional amount	$ 571,543	$ 510,046
Interest rate risk [member]
Disclosure of hedging instruments by term to maturity [line items]
Notional amount	450,657	393,557
Foreign exchange risk [member]
Disclosure of hedging instruments by term to maturity [line items]
Notional amount	118,794	114,431
Net investment hedges [member] | Foreign exchange risk [member]
Disclosure of hedging instruments by term to maturity [line items]
Carrying value of foreign currency denominated deposit liabilities	23,900	15,300
Swaps [member] | Interest rate risk [member]
Disclosure of hedging instruments by term to maturity [line items]
Notional amount	173,500
Swaps [member] | Foreign exchange risk [member]
Disclosure of hedging instruments by term to maturity [line items]
Notional amount interest rate	26,800
Cross currency swaps [member] | Foreign exchange risk [member]
Disclosure of hedging instruments by term to maturity [line items]
Notional amount interest rate	39,500
Multiple derivatives including interest rate swaps [member] | Cross-currency interest rate swaps [member]
Disclosure of hedging instruments by term to maturity [line items]
Notional amount	$ 120,900	$ 105,800